Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		95 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013
Operating Activities
Net loss	$ (83,044)	$ (20,052)	$ (142,349)	$ (62,405)	$ (475,642)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	46,006		51,209		97,215
Changes in operating assets and liabilities:
Accounts receivable	340		(340)
Prepaid expenses and deposits	3,500		(4,500)		(1,000)
Accounts payable	4,000				4,000
Due to related parties	19,500	19,500	62,000	60,000	328,166
Net Cash Used In Operating Activities	(9,698)	(552)	(33,980)	(2,405)	(47,261)
Investing Activities
Acquisition of mineral properties			(11,374)		(11,374)
Net Cash Used In Investing Activities			(11,374)		(11,374)
Financing Activities
Proceeds from common stock issued		3,000	97,500		105,500
Net Cash Provided By Financing Activities		3,000	97,500		105,500
Increase (Decrease) in Cash	(9,698)	2,448	52,146	(2,405)	46,865
Cash, Beginning of Period	56,563	4,417	4,417	6,822
Cash, End of Period	46,865	6,865	56,563	4,417	46,865
Non-cash Investing and Financing Activities:
Common stock issued pursuant to mineral property option agreement			15,000		15,000
Common stock issued recorded as deferred compensation			318,791		318,791
Supplemental Disclosures:
Interest paid
Income taxes paid